Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
TRADE AND OTHER RECEIVABLES
Trade receivables	8.0	5.9
Sales tax receivable	15.4	7.1
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 14)	(0.9)	0.2
Proceeds due from sale of Mesquite(1)	12.8	9.0
Proceeds due from sale of Blackwater (Note 10)	39.3	—
Other	2.5	1.5
Total trade and other receivables	77.1	23.7
1.In 2019, the Company recognized a receivable of $9.0 million for outstanding working capital proceeds due from the sale of Mesquite and income tax refunds at Mesquite. This receivable was collected in 2020. In the current year, the Company recognized an additional receivable of $12.8 million for outstanding income tax refunds at Mesquite due to the enactment of the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") in the United States, which supported the recognition of this receivable.